Primary and secondary segments reporting (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Condensed balance sheets and income statements of geographical segments
The condensed balance sheets and income statements of the various primary segments are as follows:

Million euros
	2019
(Condensed) balance sheet	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total Assets	1,057,038	223,857	253,804	10,234	168,352	(190,590)	1,522,695
Loans and advances to customers	676,904	133,726	125,122	702	5,764	—	942,218
Cash, balances at central banks and credit institutions and other deposits on demand	180,389	22,885	51,360	9,063	32,803	(107,894)	188,606
Debt instruments	104,381	33,746	45,619	10	840	—	184,596
Other financial assets	53,893	10,759	14,802	187	2,406	—	82,047
Other asset accounts	41,471	22,741	16,901	272	126,539	(82,696)	125,228
Total Liabilities	1,000,905	199,955	231,321	9,760	77,989	(107,894)	1,412,036
Customer deposits	600,380	98,915	114,817	9,460	793	—	824,365
Central banks and credit institutions	189,791	38,942	41,989	82	12,253	(107,894)	175,163
Marketable debt securities	133,544	44,098	29,840	—	54,495	—	261,977
Other financial liabilities***	60,807	11,763	34,062	106	636	—	107,374
Other liabilities accounts****	16,383	6,237	10,613	112	9,812	—	43,157
Total Equity	56,133	23,902	22,483	474	90,363	(82,696)	110,659
Other customer funds under management	86,558	14,319	76,023	—	11	—	176,911
Investment funds	62,203	11,703	69,071	—	11	—	142,988
Pension funds	11,746	98	—	—	—	—	11,844
Assets under management	12,609	2,518	6,952	—	—	—	22,079
Other non-managed marketed customer funds	33,107	15,872	60	450	—	—	49,489

*	Including Trading derivatives and Equity instruments.

**
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

***	Including Trading derivatives, Short positions and Other financial liabilities.

****
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Million euros
	2018
(Condensed) balance sheet	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total Assets	1,020,737	200,919	237,480	8,781	170,614	(179,260)	1,459,271
Loans and advances to customers	639,966	116,196	119,912	337	6,509	1	882,921
Cash, balances at central banks and credit institutions and other deposits on demand	172,298	28,845	48,318	8,168	39,840	(100,400)	197,069
Debt instruments	118,221	27,302	45,224	—	377	—	191,124
Other financial assets*	49,263	9,974	9,311	146	2,113	1	70,808
Other asset accounts**	40,989	18,602	14,715	130	121,775	(78,862)	117,349
Total Liabilities	966,727	179,046	215,605	8,492	82,439	(100,399)	1,351,910
Customer deposits	571,834	91,895	108,248	8,284	235	—	780,496
Central banks and credit institutions	192,685	26,048	38,584	111	30,879	(100,398)	187,909
Marketable debt securities	129,574	43,758	31,504	—	41,783	—	246,619
Other financial liabilities***	53,687	11,379	28,570	38	1,334	(1)	95,007
Other liabilities accounts****	18,947	5,966	8,699	59	8,208	—	41,879
Total Equity	54,010	21,873	21,875	289	88,175	(78,861)	107,361
Other customer funds under management	76,524	12,785	68,172	367	7	—	157,855
Investment funds	55,239	10,436	61,515	367	7	—	127,564
Pension funds	11,062	98	—	—	—	—	11,160
Assets under management	10,223	2,251	6,657	—	—	—	19,131
Other non-managed marketed customer funds	28,555	13,528	128	—	—	—	42,211

*	Including Trading derivatives and Equity instruments.

**
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

***	Including Trading derivatives, Short positions and Other financial liabilities.

****
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

Million euros
	2017
(Condensed) balance sheet	Europe	North America	South America	Santander Global Platform	Corporate Centre	Intra-Group eliminations	Total
Total Assets	1,023,053	172,591	235,144	7,372	157,126	(150,981)	1,444,305
Loans and advances to customers	623,604	98,424	121,467	92	5,326	2	848,915
Cash, balances at central banks and credit institutions and other deposits on demand	155,203	23,256	46,131	7,128	25,897	(69,190)	188,425
Debt instruments	125,848	27,519	44,148	68	1,768	—	199,351
Other financial assets*	64,608	8,996	8,599	—	2,116	—	84,319
Other asset accounts**	53,790	14,396	14,799	84	122,019	(81,793)	123,295
Total Liabilities	966,064	152,455	211,148	7,135	69,860	(69,190)	1,337,472
Customer deposits	576,072	81,581	112,874	6,981	222	—	777,730
Central banks and credit institutions	179,057	24,131	31,366	63	24,887	(69,190)	190,314
Marketable debt securities	122,325	31,344	29,267	—	35,030	—	217,966
Other financial liabilities***	67,041	10,183	28,403	44	1,628	—	107,299
Other liabilities accounts****	21,569	5,216	9,238	47	8,093	—	44,163
Total Equity	56,989	20,136	23,996	237	87,266	(81,791)	106,833
Other customer funds under management	82,287	12,790	70,811	686	—	—	166,574
Investment funds	60,254	10,371	64,514	610	—	—	135,749
Pension funds	11,490	—	—	76	—	—	11,566
Assets under management	10,543	2,419	6,297	—	—	—	19,259
Other non-managed marketed customer funds	27,790	13,561	47	—	—	—	41,398

*	Including Trading derivatives and Equity instruments.

**
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Non-current assets held for sale, Assets under insurance or reinsurance contracts, tangible assets, intangible assets, tax assets, other assets and non-current assets held for sale.

***	Including Trading derivatives, Short positions and Other financial liabilities.

****
Including Hedging derivatives, Changes in the fair value of hedged items in portfolio hedges of interest risk, Liabilities under insurance or reinsurance contracts, provisions, tax liabilities, other liabilities and liabilities associated with non-current assets held for sale.

The condensed income statements for the primary segments are as follows:

Million euros
	2019
(Condesed) Underlying income statement	Europe	North America	South America	Santander Global Platform	Corporate centre	Total
Net interest income	14,201	8,926	13,316	92	(1,252)	35,283
Net fee income	5,260	1,776	4,787	6	(50)	11,779
Gains (losses) on financial transactions*	1,036	230	565	(3)	(297)	1,531
Other operating income**	504	672	(243)	(14)	(18)	901
Total income	21,001	11,604	18,425	81	(1,617)	49,494
Administrative expenses, depreciation and amortisation	(11,044)	(4,967)	(6,656)	(240)	(373)	(23,280)
Net operating income***	9,957	6,637	11,769	(159)	(1,990)	26,214
Net loan-loss provisions****	(1,839)	(3,656)	(3,789)	(1)	(36)	(9,321)
Other gains (losses) and provisions*****	(768)	(205)	(748)	(6)	(237)	(1,964)
Operating profit/(loss) before tax	7,350	2,776	7,232	(166)	(2,263)	14,929
Tax on profit	(1,979)	(683)	(2,644)	46	157	(5,103)
Profit from continuing operations	5,371	2,093	4,588	(120)	(2,106)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,371	2,093	4,588	(120)	(2,106)	9,826
Non-controlling interests	493	426	664	—	(9)	1,574
Attributable profit to the parent	4,878	1,667	3,924	(120)	(2,097)	8,252

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2018
(Condesed) Underlying income statement	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	14,204	8,154	12,891	79	(987)	34,341
Net fee income	5,434	1,615	4,497	7	(68)	11,485
Gains (losses) on financial transactions*	1,114	173	498	—	12	1,797
Other operating income**	505	534	(212)	(12)	(14)	801
Total income	21,257	10,476	17,674	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(11,166)	(4,488)	(6,557)	(142)	(426)	(22,779)
Net operating income***	10,091	5,988	11,117	(68)	(1,483)	25,645
Net loan-loss provisions****	(1,572)	(3,449)	(3,737)	—	(115)	(8,873)
Other gains (losses) and provisions*****	(1,027)	(202)	(663)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	7,492	2,337	6,717	(70)	(1,699)	14,777
Tax on profit	(2,020)	(599)	(2,642)	17	14	(5,230)
Profit from continuing operations	5,472	1,738	4,075	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,472	1,738	4,075	(53)	(1,685)	9,547
Non-controlling interests	424	434	624	1	—	1,483
Attributable profit to the parent	5,048	1,304	3,451	(54)	(1,685)	8,064

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2017
(Condesed) Underlying income statement	Europe	North America	South America	Santander Global Platform	Corporate Centre	Total
Net interest income	13,529	8,170	13,383	63	(849)	34,296
Net fee income	5,163	1,721	4,744	7	(38)	11,597
Gains (losses) on financial transactions*	907	159	863	—	(225)	1,704
Other operating income**	463	370	69	(11)	(94)	797
Total income	20,062	10,420	19,059	59	(1,206)	48,394
Administrative expenses, depreciation and amortisation	(10,454)	(4,580)	(7,339)	(67)	(477)	(22,917)
Net operating income***	9,608	5,840	11,720	(8)	(1,683)	25,477
Net loan-loss provisions****	(1,313)	(3,685)	(4,067)	—	(46)	(9,111)
Other gains (losses) and provisions*****	(1,207)	(129)	(1,290)	(6)	(181)	(2,813)
Operating profit/(loss) before tax	7,088	2,026	6,363	(14)	(1,910)	13,553
Tax on profit	(1,980)	(486)	(2,156)	2	32	(4,588)
Profit from continuing operations	5,108	1,540	4,207	(12)	(1,878)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	5,108	1,540	4,207	(12)	(1,878)	8,965
Non-controlling interests	408	422	620	—	(1)	1,449
Attributable profit to the parent	4,700	1,118	3,587	(12)	(1,877)	7,516

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognised in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of condensed income statements of business segments
The condensed income statements are as follows:

Million euros
	2019
(Condensed) Underlying income statement	Retail Banking	Santander Corporate & Investment Banking	Wealth Management & Insurance	Santander Global Platform	Corporate centre	Total
Net interest income	33,157	2,721	565	92	(1,252)	35,283
Net fee income	9,094	1,528	1,201	6	(50)	11,779
Gains (losses) on financial transactions*	975	740	116	(3)	(297)	1,531
Other operating income**	297	295	341	(14)	(18)	901
Total income	43,523	5,284	2,223	81	(1,617)	49,494
Administrative expenses, depreciation and amortisation	(19,481)	(2,275)	(911)	(240)	(373)	(23,280)
Net operating income***	24,042	3,009	1,312	(159)	(1,990)	26,214
Net loan-loss provisions****	(9,154)	(155)	25	(1)	(36)	(9,321)
Other gains (losses) and provisions*****	(1,623)	(86)	(12)	(6)	(237)	(1,964)
Operating profit/(loss) before tax	13,265	2,768	1,325	(166)	(2,263)	14,929
Tax on profit	(4,156)	(838)	(312)	46	157	(5,103)
Profit from continuing operations	9,109	1,930	1,013	(120)	(2,106)	9,826
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	9,109	1,930	1,013	(120)	(2,106)	9,826
Non-controlling interests	1,361	169	53	—	(9)	1,574
Attributable profit to the parent	7,748	1,761	960	(120)	(2,097)	8,252

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2018
(Condensed) Underlying income statement	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	32,261	2,461	527	79	(987)	34,341
Net fee income	8,870	1,534	1,142	7	(68)	11,485
Gains (losses) on financial transactions*	756	898	131	—	12	1,797
Other operating income**	344	184	299	(12)	(14)	801
Total income	42,231	5,077	2,099	74	(1,057)	48,424
Administrative expenses, depreciation and amortisation	(19,237)	(2,101)	(873)	(142)	(426)	(22,779)
Net operating income***	22,994	2,976	1,226	(68)	(1,483)	25,645
Net loan-loss provisions****	(8,549)	(199)	(10)	—	(115)	(8,873)
Other gains (losses) and provisions*****	(1,791)	(97)	(4)	(2)	(101)	(1,995)
Operating profit/(loss) before tax	12,654	2,680	1,212	(70)	(1,699)	14,777
Tax on profit	(4,144)	(832)	(285)	17	14	(5,230)
Profit from continuing operations	8,510	1,848	927	(53)	(1,685)	9,547
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,510	1,848	927	(53)	(1,685)	9,547
Non-controlling interests	1,272	157	52	1	1	1,483
Attributable profit to the parent	7,238	1,691	875	(54)	(1,686)	8,064

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Million euros
	2017
(Condensed) Underlying income statement	Retail Banking	Santander Corporate & Investment Banking (SCIB)	Wealth Management & Insurance	Santander Global Platform	Corporate Centre	Total
Net interest income	32,169	2,442	471	63	(849)	34,296
Net fee income	9,295	1,621	712	7	(38)	11,597
Gains (losses) on financial transactions*	685	1,207	37	—	(225)	1,704
Other operating income**	255	221	426	(11)	(94)	797
Total income	42,404	5,491	1,646	59	(1,206)	48,394
Administrative expenses, depreciation and amortisation	(19,752)	(2,028)	(593)	(67)	(477)	(22,917)
Net operating income***	22,652	3,463	1,053	(8)	(1,683)	25,477
Net loan-loss provisions****	(8,374)	(682)	(9)	—	(46)	(9,111)
Other gains (losses) and provisions*****	(2,535)	(80)	(11)	(6)	(181)	(2,813)
Operating profit/(loss) before tax	11,743	2,701	1,033	(14)	(1,910)	13,553
Tax on profit	(3,688)	(747)	(187)	2	32	(4,588)
Profit from continuing operations	8,055	1,954	846	(12)	(1,878)	8,965
Net profit from discontinued operations	—	—	—	—	—	—
Consolidated profit	8,055	1,954	846	(12)	(1,878)	8,965
Non-controlling interests	1,218	182	50	—	(1)	1,449
Attributable profit to the parent	6,837	1,772	796	(12)	(1,877)	7,516

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks included in the line provisions or reversal of provisions, net of the statutory income statement.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Schedule of reconciliation of consolidated profit after tax to operating profit before tax
The Group’s assets and liabilities for management reporting purposes do not differ from the statutory reported figures and therefore are not reconciled.

Million euros
2019
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	35,283	—	35,283
Net fee income	11,779	—	11,779
Gains (losses) on financial transactions*	1,531	—	1,531
Other operating income**	901	(265)	636
Total income	49,494	(265)	49,229
Administrative expenses, depreciation and amortisation	(23,280)	—	(23,280)
Net operating income***	26,214	(265)	25,949
Net loan-loss provisions****	(9,321)	—	(9,321)
Other gains (losses) and provisions*****	(1,964)	(2,121)	(4,085)
Operating profit/(loss) before tax	14,929	(2,386)	12,543
Tax on profit	(5,103)	676	(4,427)
Consolidated profit	9,826	(1,710)	8,116
Non-controlling interests	1,574	27	1,601
Attributable profit to the parent	8,252	(1,737)	6,515

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 31 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of 31 million euros mainly corresponding to results from commitments and contingent risks, Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.

Explanation of adjustments:

•
Impairment of goodwill assigned to Santander UK and provisions for PPI in the UK, with a net impact of EUR -1,491 million and EUR -183 million, respectively, reflected in "Other gains (losses) and provisions".

•	Restructuring costs with a net impact of EUR -864 million, which are included gross in "Other gains (losses) and provisions".

•
Losses related to the real estate assets and stakes in Spain, with a net impact of EUR -405 million which are included in the headings "Other operating income" and "Other gains (losses) and provisions".

•	Provisions related to intangible assets and others, amounting to -174 million euros, which are included for their gross amount in the line "Other gains (losses) and provisions".

•
Capital gains on the sale of holdings in Prisma and on the integration of the custody business with a net impact of EUR 136 million and EUR 693 million, respectively, which are reflected grossly in "Other gains (losses) and provisions".

•	Positive impact of the change in Brazilian tax regulations, net of EUR 551 million, included in "Tax on profit".

Million euros
2018
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,341	—	34,341
Net fee income	11,485	—	11,485
Gains (losses) on financial transactions*	1,797	—	1,797
Other operating income**	801	—	801
Total income	48,424	—	48,424
Administrative expenses, depreciation and amortisation	(22,779)	—	(22,779)
Net operating income***	25,645	—	25,645
Net loan-loss provisions****	(8,873)	—	(8,873)
Other gains (losses) and provisions*****	(1,995)	(576)	(2,571)
Operating profit/(loss) before tax	14,777	(576)	14,201
Tax on profit	(5,230)	344	(4,886)
Consolidated profit	9,547	(232)	9,315
Non-controlling interests	1,483	22	1,505
Attributable profit to the parent	8,064	(254)	7,810

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 113 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except for a release of EUR 113 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations

Explanation of adjustments

•
Restructuring costs: The net impact of EUR -300 million on Profit attributable to the Parent, relates to restructuring costs in connection with the integration of Banco Popular, S.A.U., as follows EUR -280 million in Spain, EUR -40 million in corporate center and EUR 20 million in Portugal. The corresponding gross impacts are reflected on the “Other gains (losses) and provisions” line above.

•	Negative goodwill in Poland: The negative goodwill of EUR 45 million, relates to the acquisition of the banking and private banking business of Deutsche Bank Polska, S.A.

Million euros
2017
Reconciliation of underlying results to statutory results	Underlying results	Adjustments	Statutory results
Net interest income	34,296	—	34,296
Net fee income	11,597	—	11,597
Gains (losses) on financial transactions*	1,704	(39)	1,665
Other operating income**	797	—	797
Total income	48,394	(39)	48,355
Administrative expenses, depreciation and amortisation	(22,917)	(76)	(22,993)
Net operating income***	25,477	(115)	25,362
Net loan-loss provisions****	(9,111)	(98)	(9,209)
Other gains (losses) and provisions*****	(2,813)	(1,249)	(4,062)
Operating profit/(loss) before tax	13,553	(1,462)	12,091
Tax on profit	(4,588)	704	(3,884)
Consolidated profit	8,965	(758)	8,207
Non-controlling interests	1,449	139	1,588
Attributable profit to the parent	7,516	(897)	6,619

*
Gains (losses) on financial transactions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gains or losses on non-trading financial assets and liabilities mandatorily at fair value through profit or loss, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net, Gain or losses from hedge accounting, net and Exchange differences, net.

**
Other operating income includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Dividend income; Income from companies accounted for using the equity method, Other operating income, Other operating expenses, Income from assets under insurance or reinsurance contracts and Expenses from liabilities under insurance or reinsurance contracts.

***	Net Operating Income is used for the Group’s internal reporting and management reporting purposes but is not a line item in the statutory consolidated income statement.

****
Net loan-loss provisions refers to Impairment or reversal of impairment at financial assets not measured at fair value through profit or loss and net gains and losses from changes line item in the statutory income statement – reclassification of financial assets at amortized cost. Additionally, includes a release of EUR 50 million mainly corresponding to the results by commitments and contingent risks includes in the line of the statutory income statement of provisions or reversal of provisions.

*****
Other gains (losses) and provisions includes the following line items in the statutory income statement, which are presented net for internal reporting and management reporting purposes: Provisions or reversal of provisions except a release of EUR 50 million mainly corresponding to results from commitments and contingent risks; Impairment of investments in joint ventures and associates, net; Impairment on non-financial assets, net; Gains or losses on non-financial assets, net; Negative goodwill recognized in results and Gains or losses on non-current assets held for sale not classified as discontinued operations.